Employment, Post-Employment Benefits and Share Compensation Plans - Share compensation plans (Details)	1 Months Ended										12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Oct. 31, 2023	Mar. 31, 2023	Oct. 31, 2022	May 31, 2022	Jan. 31, 2022	Oct. 31, 2021	May 31, 2021	Feb. 28, 2021	Dec. 31, 2025 USD ($) EquityInstruments item Y € / shares shares	Dec. 31, 2024 EquityInstruments	Dec. 31, 2023 EquityInstruments	Feb. 14, 2023
Employment, Post-Employment Benefits and Share Compensation Plans
Contribution per share | € / shares											€ 1
Restricted Share Awards
Employment, Post-Employment Benefits and Share Compensation Plans
Number of subscription rights to shares | item											1
Restricted Share Awards | Restricted Share Plan 2020
Employment, Post-Employment Benefits and Share Compensation Plans
Number of bearer shares that may be granted											1,200,000
Threshold number of consecutive calendar years for achievement of targets | Y											4
Assumed fluctuation of share price, share units granted			5.00%		5.00%			5.00%
Restricted Share Awards | Restricted Share Plan 2020 | Minimum
Employment, Post-Employment Benefits and Share Compensation Plans
Exercise period for share-based payments											4 years
Assumed fluctuation of share price, share units granted						0.00%			0.00%
Restricted Share Awards | Restricted Share Plan 2020 | Maximum
Employment, Post-Employment Benefits and Share Compensation Plans
Exercise period for share-based payments											5 years
Assumed fluctuation of share price, share units granted						5.00%			5.00%
Share Performance Awards
Employment, Post-Employment Benefits and Share Compensation Plans
Number of subscription rights to shares | item											2
Number of shares to which one subscription right entitles											1
Share Performance Awards | Share Performance Plan 2017 and 2022
Employment, Post-Employment Benefits and Share Compensation Plans
Number of trading days for exercise of shares											10 days
Holding period for share-based payments											4 years
Threshold number of consecutive calendar years for achievement of targets | Y											4
Number of key performance indicators in share-based payments | item											2
Share Performance Awards | Share Performance Plan 2017
Employment, Post-Employment Benefits and Share Compensation Plans
Number of bearer shares that may be granted											6,000,000
Share Performance Awards | Share Performance Plan 2017 | Minimum
Employment, Post-Employment Benefits and Share Compensation Plans
Assumed fluctuation of share price, share units granted							0.00%			0.00%
Share Performance Awards | Share Performance Plan 2017 | Maximum
Employment, Post-Employment Benefits and Share Compensation Plans
Assumed fluctuation of share price, share units granted							5.00%			5.00%
Share Performance Awards | Share Performance Plan 2022
Employment, Post-Employment Benefits and Share Compensation Plans
Number of bearer shares that may be granted											6,000,000
Assumed fluctuation of share price, share units granted				5.00%
Share Performance Awards | Share Performance Plan 2022 | Minimum
Employment, Post-Employment Benefits and Share Compensation Plans
Assumed fluctuation of share price, share units granted	0.00%	0.00%
Share Performance Awards | Share Performance Plan 2022 | Maximum
Employment, Post-Employment Benefits and Share Compensation Plans
Assumed fluctuation of share price, share units granted	5.00%	5.00%
Restricted Share Units
Employment, Post-Employment Benefits and Share Compensation Plans
Number of share units granted | EquityInstruments											1,105,000	592,000	603,000
Restricted Share Units | U.S. Restricted Share Unit Plan
Employment, Post-Employment Benefits and Share Compensation Plans
Number of ordinary shares represented by each ADS														0.5
Number of share units granted | EquityInstruments											591,829
Fair value of share units granted | $											€ 7.07
Assumed fluctuation of share price, share units granted											5.00%